Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Commitments and Contingencies
Commitments and Contingencies

7.              Commitments and Contingencies

In the normal course of business, the Company has commitments, lawsuits, claims and contingent liabilities. The ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial position, statement of comprehensive income (loss) or liquidity.

The Company maintains a captive insurance company, Rock Solid Insurance Company (“Rock Solid”), for workers’ compensation (non-Pennsylvania employees), general liability, auto, health, and property coverage. On April 8, 2011, Rock Solid entered into a Collateral Trust Agreement with an insurer to eliminate a letter of credit that was required to maintain coverage of the deductible portion of its liability coverage.  The total amount of collateral provided in the arrangement is $13.6 million and is recorded as part of restricted cash as of May 31, 2013.   Reserves for retained losses within this captive, which are recorded in accrued liabilities in our condensed consolidated balance sheets, were approximately $12.5 million and $10.8 million as of May 31, 2013 and February 28, 2013, respectively.  Exposures for periods prior to the inception of the captive are covered by pre-existing insurance policies.

16. Commitments and Contingencies

Lease commitments

The Company has various noncancelable operating leases with initial or remaining terms in excess of one year. In addition, certain leases contain early purchase options that if exercised would reduce the minimum payments. The future minimum payments under these operating leases are payable as follows:

(In thousands)

Fiscal Year Ending
2014	$2,062
2015	1,437
2016	1,098
2017	582
2018	271
Thereafter	2,486
$7,936

Total operating lease expenses were $3.8 million, $8.7 million and $9.3 million in fiscal years 2013, 2012 and 2011, respectively.

In conjunction with the Company’s 16.2% ownership in Means to Go, LLC, the Company entered into an aircraft lease agreement which expired on December 31, 2011 and is renewed from time to time. The Company is obligated to make lease payments of $0.2 million annually during this period to cover projected fixed charges of operating the aircraft, which is included in the above operating lease commitments. Additionally, the Company is billed an hourly charge for use of the aircraft which is based on the variable costs of operating such aircraft. The Company has provided a letter of credit in the amount of $1.1 million in relation to its obligation as a member of Means to Go, LLC.

Contingencies

In the normal course of business, the Company has commitments, lawsuits, claims and contingent liabilities. The ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial position, statement of comprehensive income (loss) or liquidity.

The Company maintains a self-insurance program for workers’ compensation (Pennsylvania employees) coverage, which is administered by a third party management company. The Company’s self-insurance retention is limited to $1.0 million per occurrence with the excess covered by workers’ compensation excess liability insurance. The Company is required to maintain a $7.2 million surety bond with the Commonwealth of Pennsylvania. Self-insurance costs are accrued based upon the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported. The Company also maintains three self-insurance programs for health coverage with losses limited to $0.3 million per employee. Additionally, the Company is required to provide a letter of credit in the amount of $0.7 million to guarantee payment of the deductible portion of its liability coverage which existed prior to January 1, 2008.

The Company also maintains a captive insurance company, Rock Solid Insurance Company (“RSIC”), for workers’ compensation (non-Pennsylvania employees), general liability, auto, health, and property coverage. On April 8, 2011, RSIC entered into a Collateral Trust Agreement with an insurer to eliminate a letter of credit that was required to maintain coverage of the deductible portion of its liability coverage. The total amount of collateral provided in the arrangement was $8.8 million and is recorded as part of restricted cash as of February 28, 2013 and February 29, 2012 in our consolidated balance sheets. Reserves for retained losses within this captive, which are recorded in accrued liabilities in our consolidated balance sheets, were approximately $10.8 million and $9.7 million as of February 28, 2013 and February 29, 2012, respectively. Exposures for periods prior to the inception of the captive are covered by pre-existing insurance policies. Other accrued amounts included as insurance, which mostly relates to worker’s compensation, included in Note 8, “Accrued Liabilities” totaled $8.9 million and $8.7 million as of February 28, 2013 and February 29, 2012, respectively.